Segmented information (Tables)	12 Months Ended
Mar. 28, 2026
Segment Reporting [Abstract]
Schedule of Information Relating to Segments
Certain information relating to the Company’s segments
for
the years ended March 28, 2026, March 29, 2025, and March 30, 2024, respectively, is set forth below:

	Retail			Other			Total
	2026	2025	2024	2026	2025	2024	2026	2025	2024
	(In thousands)
Sales by classes of similar products and by channel:
Jewelry and other	$69,240	$59,632	$76,405	$8,886	$9,295	$9,851	$78,126	$68,927	$86,256
Timepieces	124,564	106,932	97,441	2,734	1,948	1,578	127,298	108,880	99,019

Sales to external customers	193,804	166,564	173,846	11,620	11,243	11,429	205,424	177,807	185,275
Cost of sales:
Jewelry and other	37,833	32,955	41,735	4,722	4,947	4,985	42,555	37,902	46,720
Timepieces	78,534	67,913	61,150	1,654	1,173	936	80,188	69,086	62,086

Total cost of sales (1)	116,367	100,868	102,885	6,376	6,120	5,921	122,743	106,988	108,806
Unadjusted gross profit (2)	77,437	65,696	70,961	5,244	5,123	5,508	82,681	70,819	76,469
Inventory provisions							(994)	(753)	(1,207)
Foreign exchange gains (losses)							618	(2,428)	(224)
Other unallocated costs							(3,150)	(1,330)	(1,506)
Adjustment of intercompany profit							—	—	23

Gross profit							$79,155	$66,308	$73,555

(1)	See Note 2 for information about the nature of expenses included within the cost of sales.

(2)	This is a reconciliation of the segment’s gross profits and certain unallocated costs to the Company’s consolidated gross profits.